Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Effective income tax rate reconciliation
The difference between the statutory federal income taxes (and rate) and our actual income taxes (and effective tax rate) are summarized as follows (in millions, except percentages):

	Year Ended December 31,
	2011			2010		2009
Federal income tax rate	$6.5	35.0%		$41.5	35.0%	$31.6	35.0%
Other (a)	(1.1)	(6.3	) %	1.2	1.0%	(0.9)	(1.1	) %
State income tax, net of federal benefit	0.2	1.2%		1.6	1.3%	0.9	1.0%
Total	$5.6	29.9%		$44.3	37.3%	$31.6	34.9%
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(a)	Primarily the impact on deferred taxes of changes in nondeductible goodwill in 2011 and 2009, and the impact on deferred taxes of an increase in our state tax rate in 2010.